Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
April 30, 2023
SUE-NPRT3-0623
1.9901536.101
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Entertainment - 1.4%
Netflix, Inc. (a)	385	127,023
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	1,209	129,774
Media - 2.9%
Cable One, Inc.	73	55,364
Comcast Corp. Class A	2,434	100,695
Interpublic Group of Companies, Inc.	2,652	94,756
		250,815
TOTAL COMMUNICATION SERVICES		507,612
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 0.8%
Aptiv PLC (a)	708	72,825
Automobiles - 0.9%
General Motors Co.	1,561	51,575
Tesla, Inc. (a)	157	25,797
		77,372
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	864	91,109
Diversified Consumer Services - 2.2%
Adtalem Global Education, Inc. (a)	2,609	105,847
Bright Horizons Family Solutions, Inc. (a)	1,089	82,895
		188,742
Hotels, Restaurants & Leisure - 1.3%
Marriott International, Inc. Class A	691	117,014
Household Durables - 2.2%
Taylor Morrison Home Corp. (a)	4,492	193,560
Specialty Retail - 2.0%
The Home Depot, Inc.	591	177,619
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	1,997	81,498
TOTAL CONSUMER DISCRETIONARY		999,739
CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	2,236	73,117
Consumer Staples Distribution & Retail - 0.9%
Albertsons Companies, Inc.	3,840	80,256
Food Products - 0.5%
Darling Ingredients, Inc. (a)	752	44,797
Household Products - 2.4%
Procter & Gamble Co.	1,337	209,080
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	337	83,145
TOTAL CONSUMER STAPLES		490,395
ENERGY - 3.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	3,819	111,668
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	238	36,414
Denbury, Inc. (a)	779	72,743
Valero Energy Corp.	806	92,424
		201,581
TOTAL ENERGY		313,249
FINANCIALS - 13.1%
Banks - 1.8%
Bank of America Corp.	5,421	158,727
Huntington Bancshares, Inc.	331	3,707
		162,434
Capital Markets - 5.2%
BlackRock, Inc. Class A	147	98,666
Moody's Corp.	335	104,895
Northern Trust Corp.	1,562	122,086
State Street Corp.	1,836	132,669
		458,316
Consumer Finance - 1.5%
American Express Co.	829	133,751
Financial Services - 2.1%
MasterCard, Inc. Class A	290	110,209
PayPal Holdings, Inc. (a)	939	71,364
		181,573
Insurance - 2.5%
The Travelers Companies, Inc.	1,193	216,100
TOTAL FINANCIALS		1,152,174
HEALTH CARE - 12.4%
Biotechnology - 1.8%
Moderna, Inc. (a)	302	40,133
Vertex Pharmaceuticals, Inc. (a)	354	120,618
		160,751
Health Care Providers & Services - 3.3%
Centene Corp. (a)	1,493	102,912
Cigna Group	722	182,875
		285,787
Life Sciences Tools & Services - 3.5%
Danaher Corp.	888	210,376
ICON PLC (a)	517	99,621
		309,997
Pharmaceuticals - 3.8%
Merck & Co., Inc.	1,820	210,155
Zoetis, Inc. Class A	712	125,155
		335,310
TOTAL HEALTH CARE		1,091,845
INDUSTRIALS - 11.0%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	658	118,315
Building Products - 1.1%
Johnson Controls International PLC	1,577	94,368
Electrical Equipment - 2.0%
Acuity Brands, Inc.	549	86,402
Generac Holdings, Inc. (a)	222	22,693
Regal Rexnord Corp.	491	63,909
		173,004
Machinery - 2.0%
Deere & Co.	217	82,030
Ingersoll Rand, Inc.	1,601	91,289
		173,319
Professional Services - 4.6%
KBR, Inc.	3,223	182,841
Manpower, Inc.	909	68,820
Planet Labs PBC Class A (a)	5,282	21,551
Verisk Analytics, Inc.	686	133,159
		406,371
TOTAL INDUSTRIALS		965,377
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment, Instruments & Components - 0.6%
Flex Ltd. (a)	2,591	53,297
IT Services - 1.9%
Accenture PLC Class A	594	166,492
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	952	85,080
NVIDIA Corp.	949	263,338
NXP Semiconductors NV	592	96,934
onsemi (a)	1,447	104,126
SolarEdge Technologies, Inc. (a)	233	66,552
		616,030
Software - 13.5%
Adobe, Inc. (a)	282	106,472
Intuit, Inc.	346	153,607
Microsoft Corp.	2,248	690,720
Salesforce, Inc. (a)	1,164	230,903
		1,181,702
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,475	250,278
TOTAL INFORMATION TECHNOLOGY		2,267,799
MATERIALS - 4.5%
Chemicals - 1.8%
Linde PLC	434	160,341
Containers & Packaging - 2.7%
Avery Dennison Corp.	820	143,074
Crown Holdings, Inc.	1,090	93,500
		236,574
TOTAL MATERIALS		396,915
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Prologis (REIT), Inc.	1,569	196,517
UTILITIES - 2.0%
Electric Utilities - 1.3%
NextEra Energy, Inc.	1,434	109,887
Water Utilities - 0.7%
American Water Works Co., Inc.	443	65,675
TOTAL UTILITIES		175,562
TOTAL COMMON STOCKS (Cost $8,434,781)		8,557,184

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $8,434,781)	8,557,184
NET OTHER ASSETS (LIABILITIES) - 2.6%	227,151
NET ASSETS - 100.0%	8,784,335

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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